Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
			Over	December 31,	December 31,
	Within 1 year	1 - 5 years	5 years	2024	2023
Accounts payable, accrued liabilities and payable due to related party	48,125	-	-	48,125	5,724
ZCC gold hedges	9,284	4,474	-	13,758	-
Long‐term incentive plan (cash‐settled awards)	6,939	466	‐	7,405	6,457
Mining and other services contracts	18,861	25,729	‐	44,590	‐
Asset retirement provisions (undiscounted)	‐	7,825	67,945	75,770	‐
Deferred and contingent consideration (undiscounted)	25,000	63,972	5,265	94,237	‐
Corporate office lease	83	‐	‐	83	225
Total	108,292	102,466	73,210	283,968	12,406